Shareholder Report, Holdings (Details) - WarCap Unconstrained Equity ETF	Jul. 31, 2026
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
First Trust SMID Cap Rising Dividend Achievers ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
iShares MSCI ACWI ex U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
The Bank of New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Exchange-Traded Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%